EQUITY AND SHARE BASED PAYMENTS (Schedule of Information in Respect of Options and Restricted Shares Granted) (Details)	12 Months Ended
Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	8,708,483
Number of options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	31,304,207
Shares issued upon exercises and vesting	(6,430,589)
Cancelled upon net exercises, expiration and forfeitures	(16,165,135)
Outstanding	8,708,483
Exercisable	5,190,586
Number of options [Member] | Vest in 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	2,502,089
Number of options [Member] | Vest in 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	667,254
Number of options [Member] | Vest in 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	348,554
Number of RSAs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	4,298,768
Shares issued upon exercises and vesting	(1,617,518)
Cancelled upon net exercises, expiration and forfeitures	(1,336,953)
Outstanding	1,344,297
Exercisable	26,556
Number of RSAs [Member] | Vest in 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	891,309
Number of RSAs [Member] | Vest in 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	280,115
Number of RSAs [Member] | Vest in 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	146,317